Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property and equipment

	Note	Point-of-sale terminals	Computer equipment	Office equipment, furniture and fixtures	Leasehold improvements	Right-of-use assets – Buildings	Total
		$	$	$	$	$
Cost
Balance as at December 31, 2020		2,949	4,796	1,181	3,665	11,994	24,585
Acquisitions		649	4,452	374	253	1,747	7,475
Acquisition through business combinations	4	41	446	111	19	—	617
Effect of movements in exchange rates		(7)	70	76	(36)	65	168
Balance as at December 31, 2021		3,632	9,764	1,742	3,901	13,806	32,845
Acquisitions		1,182	10,810	529	1,223	8,376	22,120
Disposal		—	(2,038)	(24)	(220)	—	(2,282)
Fully depreciated assets		—	(945)	—	(196)	(424)	(1,565)
Effect of movements in exchange rates		(280)	(228)	(14)	7	(233)	(748)
Balance as at December 31, 2022		4,534	17,363	2,233	4,715	21,525	50,370

Accumulated depreciation
Balance as at December 31, 2020		1,664	1,252	327	920	3,885	8,048
Depreciation		556	2,373	223	341	2,318	5,811
Effect of movement in exchange rates		—	100	18	(8)	20	130
Balance as at December 31, 2021		2,220	3,725	568	1,253	6,223	13,989
Depreciation		597	3,815	280	451	3,340	8,483
Disposal		—	(2,036)	(13)	(87)	—	(2,136)
Fully depreciated assets		—	(945)	—	(196)	(424)	(1,565)
Effect of movement in exchange rates		(163)	(48)	(8)	(16)	(47)	(282)
Balance as at December 31, 2022		2,654	4,511	827	1,405	9,092	18,489

Carrying amounts
At December 31, 2021		1,412	6,039	1,174	2,648	7,583	18,856
At December 31, 2022		1,880	12,852	1,406	3,310	12,433	31,881